Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Loss before taxes	$ (56,526)	$ (206,317)	$ (146,307)
Income Tax Expense Recovery
Disclosure Of Income Taxes [Line Items]
Loss before taxes	$ (56,526)	$ (206,317)	$ (146,307)
Statutory income tax rates	27.00%	24.00%	26.50%
Expected income tax recovery	$ (15,262)	$ (49,516)	$ (38,771)
Non-deductible share-based compensation	1,860	1,970	10,474
Non-deductible finance expense	2,304	2,130	15,981
Other non-deductible expenses		348	2,621
Change in tax rates		1,528	3,305
Deferred tax benefits not recognized	$ 11,098	$ 43,540	2,781
Income tax (recovery) expense			$ (3,609)